Interest-Bearing Borrowings - Schedule of Repurchase Agreement (Details) - Funds obtained from financial institutions [Member] - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Loans principal, interest and financing service fee receivables [Member]
Schedule of Repurchase Agreement [Line Items]
Total repurchase agreements	¥ 2,723,216,185	¥ 1,663,401,923
Repurchase Agreements [Member]
Schedule of Repurchase Agreement [Line Items]
Total repurchase agreements	¥ 2,723,216,185	¥ 1,663,401,923